PENSIONS - Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pensions:
Fair value of plan assets	$ 15,858	$ 16,864	$ 15,223
Equity
Pensions:
Fair value of plan assets	15,077	15,822
Cash
Pensions:
Fair value of plan assets	781	1,042
UK scheme
Pensions:
Fair value of plan assets	$ 15,077	$ 15,822
Target allocation	100.00%	100.00%
UK scheme | Equity
Pensions:
Target allocation	100.00%	100.00%
Marine scheme
Pensions:
Fair value of plan assets	$ 781	$ 1,042
Target allocation	100.00%	100.00%
Marine scheme | Cash
Pensions:
Target allocation	100.00%	100.00%